Nature Of Operations And Basis Of Presentation (Details) (USD $) In Millions	12 Months Ended
Jul. 02, 2011
Fiscal period

The corporation's fiscal year ends on the Saturday closest to June 30. Fiscal years 2011 and 2009 were 52-week years. Fiscal 2010 was a 53-week year. Unless otherwise stated, references to years relate to fiscal years.

Expected change in reporting entity

In January 2011, the corporation announced that its board of directors has agreed in principle to divide the company into two separate, publicly traded companies which is expected to be completed in the first half of calendar 2012. Under the current plan, the International Beverage business will be spun off, tax-free, into a new public company (spin-off). The other company will primarily consist of Sara Lee's current North American Retail and North American Foodservice businesses. The separation plan is subject to final approval by the board of directors, other customary approvals and the receipt of an IRS tax ruling.

Other Current Assets [Member]
Other current assets and other accrued liabilities reclassified	$ 15
Other Accrued Liabilities [Member]
Other current assets and other accrued liabilities reclassified	60
Assets Held-For-Sale [Member]
Other current assets and other accrued liabilities reclassified	15
Liabilities Held For Sale [Member]
Other current assets and other accrued liabilities reclassified	$ 79